Derivatives - Summary Of The Nominal Amounts And The Average Interest And Currency Rate Of Hedging Instrument (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) USD ($) EUR (€) AUD ($)	Dec. 31, 2021 KRW (₩) EUR (€) USD ($) AUD ($)
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	470,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	200,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	270,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	180,000,000	180,000,000
Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	80,000,000	0
Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	180,000,000
Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000
Foreign currencies translation risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0
Foreign currencies translation risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000
Foreign currencies translation risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,375,000,000	1,850,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.62% receipt and Libor 3M+1.45% floating paid Fixed 2.05% receipt and (C.SOFR)+0.65% paid	Fixed 3.62% receipt and Libor 3M + 1.45% floating paid
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,075,000,000	1,550,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	300,000,000	300,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	150,000,000	150,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 0.84% receipt and BBSW 3M+0.72% paid	Fixed 0.84% receipt and BBSW 3M+0.72% paid
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	150,000,000	0
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	150,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		26,591,163
Description of average rate of interest rate risk hedging instrument		EURIBOR 3M + 0.09% receipt and 1.5% fixed paid
For fair value hedging | Interest rate risk | Interest rate swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		0
For fair value hedging | Interest rate risk | Interest rate swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		26,591,163
For fair value hedging | Interest rate risk | Interest rate swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		0
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	150,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.13% receipt and CD 3M paid
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	150,000
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0
For fair value hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	190,000	50,000
Description of average rate of interest rate risk hedging instrument	KRW CMS 5Y+0.46% receipt, 3.65% paid KRW CD+0.33% receipt, 1.68% paid	KRW CD+0.33% receipt, 1.68% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	50,000	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	140,000	50,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	470,000,000
Description of average rate of currency risk hedging instrument	USD 1M Libor+0.79% receipt, KRW 0.80% paid, KRW/USD = 1,226.29	USD 1M Libor+0.70% receipt, KRW 0.93% paid, KRW/USD = 1,206.60
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	180,000,000	180,000,000
Description of average rate of currency risk hedging instrument	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000
Description of average rate of currency risk hedging instrument	EUR 1.98% receipt, KRW 3.68% paid, KRW/EUR = 1,344.08
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency denominated debentures (KRWUSD) [Member] | KRW/USD [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	1,344.37
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency bond (USD) [Member] | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	864,390,437
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency bond (USD) [Member] | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	272,390,437
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency bond (USD) [Member] | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	592,000,000
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency bond (USD) [Member] | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0